Segment Information (Details) - Schedule of Major Activities for Reportable Segments - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment:
Income (loss) before income tax	$ 2,314	$ 8,067	$ 8,706
Injection Molded Plastic Parts [Member]
Segment:
Net sales	15,838	23,586	20,325
Intersegment sales	15,838	23,586	20,325
Income (loss) before income tax	(2,421)	4,229	6,025
Injection Molded Plastic Parts [Member] | Intersegment Eliminations [Member]
Segment:
Net sales	(221)	(241)	(461)
Intersegment sales	(221)	(241)	(461)
Electronic Products [Member]
Segment:
Net sales	61,720	62,635	45,022
Intersegment sales	61,720	62,635	45,022
Income (loss) before income tax	6,147	5,233	3,992
Electronic Products [Member] | Intersegment Eliminations [Member]
Segment:
Net sales
Intersegment sales
Segment Total [Member]
Segment:
Net sales	77,558	86,221	65,347
Intersegment sales	77,558	86,221	65,347
Income (loss) before income tax	3,726	9,462	10,017
Segment Total [Member] | Intersegment Eliminations [Member]
Segment:
Net sales	(221)	(241)	(461)
Intersegment sales	(221)	(241)	(461)
Sales Eliminations [Member]
Segment:
Net sales	(221)	(241)	(461)
Intersegment sales	(221)	(241)	(461)
Income (loss) before income tax
Sales Eliminations [Member] | Intersegment Eliminations [Member]
Segment:
Net sales	221	241	461
Intersegment sales	221	241	461
Corporate Expenses [Member]
Segment:
Income (loss) before income tax	(1,412)	(1,395)	(1,311)
Net Sales [Member]
Segment:
Net sales	77,337	85,980	64,886
Intersegment sales	77,337	85,980	64,886
Net Sales [Member] | Intersegment Eliminations [Member]
Segment:
Net sales
Intersegment sales